Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	First Federal of Northern Michigan Bancorp, Inc.
Entity Central Index Key	0001128227
Trading Symbol	FFNM
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-4
Document Period End Date	Dec. 31, 2013
Amendment Flag	false